Exhibit 10.1

FIRST AMENDMENT TO SALE AND SERVICING AGREEMENT

This First Amendment to the Sale and Servicing Agreement, dated as of June 16, 2014 (this “Amendment”), is between Santander Consumer USA Inc., as servicer (the “Servicer”), and Santander Drive Auto Receivables LLC, as seller (the “Seller”).

WHEREAS, the Servicer, Santander Drive Auto Receivables Trust 2013-5, as issuer, the Seller, and U.S. Bank National Association, as indenture trustee, are parties to that certain Sale and Servicing Agreement, dated as of November 20, 2013 (the “Sale and Servicing Agreement”);

WHEREAS, the parties hereto are entering in this Amendment to amend the Sale and Servicing Agreement to provide for, among other things, a special payment of principal to the Holders of the Class A-2-B Notes.

NOW, THEREFORE, for good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, the parties hereby agree as follows:

SECTION 1. Definitions. Capitalized terms used in this Amendment and not otherwise defined herein shall have the meanings assigned thereto in Appendix A of the Sale and Servicing Agreement, as the same may be amended, supplemented, restated, or otherwise modified from time to time.

SECTION 2. Amendments.

(a) Section 4.3 of the Sale and Servicing Agreement is hereby amended by adding the following clauses (f) and (g) to the end thereof:

“(f) On the Business Day prior to the June 2014 Payment Date, Santander Consumer ABS Funding 2 LLC, as sole Certificateholder, shall make (or cause to be made) a deposit to the Collection Account in the amount of $71,249,236.51 (the “Special Deposit Amount”), which shall evidence a capital contribution to the Issuer by the Certificateholder. On the June 2014 Payment Date, the Special Deposit Amount shall be distributed to the Holders of the Class A-2-B Notes in respect of principal thereof as provided in Section 4.4(a). For avoidance of doubt, the distributions of principal to the Noteholders pursuant to Section 8.2(b) of the Indenture on the June 2014 Payment Date shall be calculated after giving effect to the payment of the Special Deposit Amount to the Class A-2-B Noteholders.

“(g) On the Business Day prior to the June 2014 Payment Date, the Servicer shall make a deposit to the Collection Account in the amount of $29,675.57. On the June 2014 Payment Date, the Indenture Trustee shall withdraw such funds from the Collection Account and distribute (i) $7,000.99 to the Holders of the Class A-2-A Notes and (ii) $22,674.58 to the Holders of the Class A-2-B Notes.”

(b) Clause (a)(14) of Section 4.4 of the Sale and Servicing Agreement is hereby amended and restated in its entirety as follows:

(14)	fourteenth, sequentially, (A) solely on the June 2014 Payment Date, to the Holders of the Class A-2-B Notes in respect of principal thereof, an amount equal to the Special Deposit Amount, and thereafter (B) for distribution to the Noteholders in accordance with Section 8.2(b) of the Indenture, the Regular Allocation of Principal, if any;

(c) The following definitions set forth in Appendix A to the Sale and Servicing Agreement are hereby amended and restated in their entirety as follows:

“Available Funds” means, for any Payment Date and the related Collection Period, an amount equal to the sum of the following amounts: (i) all Collections received by the Servicer during such Collection Period, (ii) the sum of the Repurchase Prices deposited into the Collection Account with respect to each Receivable that is to become a Repurchased Receivable on such Payment Date, (iii) the Reserve Account Excess Amount for such Payment Date and (iv) solely with respect to the June 2014 Payment Date, the Special Deposit Amount.

“Available Funds Shortfall Amount” means, as of any Payment Date, the amount, if any, by which the aggregate amount required to be paid pursuant to clauses first through twelfth of Section 4.4(a) of the Sale and Servicing Agreement exceeds the Available Funds (calculated, for this purpose, without reference to, and excluding, the Special Deposit Amount) for such Payment Date.

“Targeted Overcollateralization Amount” means, for any Payment Date, the greater of (a) 19.98% of the Pool Balance as of the last day of the related Collection Period and (b) 1.50% of the Pool Balance as of the Cut-Off Date; provided, however, that with respect to any Payment Date after the occurrence of a Cumulative Net Loss Trigger (and regardless of whether the Cumulative Net Loss Ratio for any subsequent Measurement Date does not exceed the level specified as the “Trigger” in the Cumulative Net Loss Rate Table for that subsequent Measurement Date), “Targeted Overcollateralization Amount” means the greater of (i) 25.00% of the Pool Balance as of the last day of the related Collection Period and (ii) 1.50% of the Pool Balance as of the Cut-Off Date.

SECTION 3. Effectiveness.

(a) This Amendment shall become effective as of the date hereof upon:

(i) receipt by the Seller of a copy of this Amendment, duly executed by each of the parties hereto;

(ii) delivery to the Indenture Trustee of notice from the Servicer that the Rating Agency Condition is satisfied with respect to this Amendment; and

(iii) delivery to the Owner Trustee and the Indenture Trustee of an Opinion of Counsel stating that the execution of this Amendment is authorized or permitted by the Sale and Servicing Agreement and that all conditions precedent to the execution and delivery of this Amendment have been satisfied.

First Amendment to

Sale and Servicing Agreement

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(b) Upon the effectiveness of this Amendment in accordance with the conditions set forth in clause (a), the parties hereto hereby (i) ratify and approve all actions taken prior to the date hereof by the Servicer, the Issuer and the Indenture Trustee in accordance with the terms of this Amendment and the Sale and Servicing Agreement (as amended hereby) (ii) acknowledge and agree that this Amendment and the payments to be made on the June 2014 Payment Date under the Transaction Documents as contemplated hereby shall cure any error by the Servicer in preparing the Servicer’s Certificate related to, and any error in the amounts distributed on, the April 2014 and May 2014 Payment Dates.

SECTION 4. Miscellaneous. The Sale and Servicing Agreement, as amended hereby, remains in full force and effect. Each reference in the Sale and Servicing Agreement to “this Agreement”, “hereunder”, “hereof”, “herein”, or words of like import shall mean and be a reference to such Sale and Servicing Agreement as amended hereby, unless otherwise expressly stated. This Amendment may be executed in any number of counterparts and by the different parties hereto in separate counterparts, each of which when so executed shall be deemed to be an original and all of which when taken together shall constitute one and the same agreement. Executed counterparts of this Amendment may be delivered electronically or by facsimile, which shall be as effective as delivery of a manually executed signature page. THIS AMENDMENT SHALL BE GOVERNED BY AND CONSTRUED IN ACCORDANCE WITH THE INTERNAL, SUBSTANTIVE LAWS OF THE STATE OF NEW YORK WITHOUT REFERENCE TO THE RULES THEREOF RELATING TO CONFLICTS OF LAW, OTHER THAN SECTIONS 5-1401 AND 5-1402 OF THE NEW YORK GENERAL OBLIGATIONS LAW, AND THE OBLIGATIONS, RIGHTS AND REMEDIES OF THE PARTIES HEREUNDER SHALL BE DETERMINED IN ACCORDANCE WITH SUCH LAWS.

[Signatures follow]

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IN WITNESS WHEREOF, the parties hereto have caused this Amendment to be executed by their respective officers thereunto duly authorized, as of the date first above written.

SANTANDER DRIVE AUTO RECEIVABLES LLC, as Seller

By:	/s/ Jennifer M. Popp
Name:	Jennifer M. Popp
Title:	Vice President

SANTANDER CONSUMER USA INC., as Servicer

By:	/s/ Mark McCastlain
Name:	Mark McCastlain
Title:	Treasurer

First Amendment to

Sale and Servicing Agreement

Reference is hereby made to Section 9.1(d) of the Sale and Servicing Agreement. The Indenture Trustee hereby confirms that the execution of this Amendment by the Seller and the Servicer does not affect the rights, protections and duties of the Indenture Trustee.

U.S. BANK NATIONAL ASSOCIATION, not in its individual capacity but solely as Indenture Trustee

By:	/s/ Jessica J. Elliott
Name:	Jessica J. Elliott
Title:	Vice President

First Amendment to

Sale and Servicing Agreement

Reference is hereby made to Section 9.1(d) of the Sale and Servicing Agreement. The Owner Trustee hereby confirms that the execution of this Amendment by the Seller and the Servicer does not affect the rights, protections and duties of the Owner Trustee.

WELLS FARGO DELAWARE TRUST COMPANY, N.A., not in its individual capacity but solely as Owner Trustee

By:	/s/ Sandra Battaglia
Name:	Sandra Battaglia
Title:	Vice President

First Amendment to

Sale and Servicing Agreement

In accordance with Section 9.1(f) of the Sale and Servicing Agreement, the sole Certificateholder hereby consents to the execution of this Amendment by the Seller and the Servicer.

SANTANDER CONSUMER ABS FUNDING 2 LLC, as sole Certificateholder

By:	/s/ Jennifer M. Popp
Name:	Jennifer M. Popp
Title:	Vice President

First Amendment to

Sale and Servicing Agreement

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